Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 82.24%
CORPORATES — 71.14%*
Banking — 7.16%
Bank of America Corp.
2.59%	04/29/31	[1]	$20,000	$21,223
Bank of America Corp. (MTN)
3.97%	03/05/29	[1]	20,000	23,048
4.08%	03/20/51	[1]	15,000	18,623
4.27%	07/23/29	[1]	10,000	11,787
Bank of New York Mellon Corp. (The) (MTN)
1.60%	04/24/25		15,000	15,551
3.25%	09/11/24		5,000	5,510
Discover Bank (BKNT)
4.20%	08/08/23		10,000	10,933
Fifth Third Bancorp
2.55%	05/05/27		10,000	10,729
JPMorgan Chase & Co.
3.11%	04/22/51	[1]	35,000	37,873
4.01%	04/23/29	[1]	20,000	23,085
4.20%	07/23/29	[1]	15,000	17,605
4.49%	03/24/31	[1]	10,000	12,253
Lloyds Banking Group PLC
(United Kingdom)
3.87%	07/09/25	[1,2]	20,000	21,751
Northern Trust Corp.
1.95%	05/01/30		15,000	15,513
Santander UK Group Holdings PLC
(United Kingdom)
3.57%	01/10/23	[2]	15,000	15,572
4.80%	11/15/24	[1,2]	10,000	11,074
State Street Corp.
3.78%	12/03/24	[1]	5,000	5,516
Wells Fargo & Co. (MTN)
2.57%	02/11/31	[1]	25,000	26,179
3.58%	05/22/28	[1]	25,000	27,764
5.01%	04/04/51	[1]	20,000	27,882

				359,471

Communications — 8.53%
AT&T, Inc.
3.88%	01/15/26		11,000	12,402
4.35%	06/15/45		75,000	84,233
4.50%	03/09/48		5,000	5,834
Charter Communications Operating LLC/
Charter Communications Operating Capital
5.38%	05/01/47		30,000	35,698
Comcast Corp.
3.97%	11/01/47		10,000	12,091
4.00%	11/01/49		15,000	18,453
4.70%	10/15/48		8,000	10,778
Discovery Communications LLC
3.63%	05/15/30		15,000	16,424

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Fox Corp.
3.50%	04/08/30		$15,000	$16,785
4.71%	01/25/29		3,000	3,609
Level 3 Financing, Inc.
3.88%	11/15/29	[3]	4,000	4,227
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[3]	10,000	9,974
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15%	03/20/28	[3]	15,000	17,303
Time Warner Cable LLC
5.50%	09/01/41		3,000	3,630
5.88%	11/15/40		5,000	6,216
T-Mobile USA, Inc.
2.55%	02/15/31	[3]	10,000	10,060
4.50%	04/15/50	[3]	22,000	26,240
Verizon Communications, Inc.
4.02%	12/03/29		45,000	53,870
ViacomCBS, Inc.
4.95%	05/19/50		10,000	11,159
5.85%	09/01/43		8,000	9,496
Vodafone Group PLC (United Kingdom)
4.25%	09/17/50	[2]	21,000	24,608
4.88%	06/19/49	[2]	6,000	7,596
5.25%	05/30/48	[2]	3,000	3,924
Walt Disney Co. (The)
3.60%	01/13/51		11,000	12,312
6.20%	12/15/34		8,000	11,572

				428,494

Consumer Discretionary — 2.64%
Altria Group, Inc.
5.38%	01/31/44		5,000	6,042
Anheuser-Busch InBev Worldwide, Inc.
4.60%	04/15/48		52,000	60,978
4.75%	01/23/29		5,000	6,046
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,3]	8,000	9,060
BAT Capital Corp.
4.39%	08/15/37		5,000	5,462
4.54%	08/15/47		10,000	10,875
Constellation Brands, Inc.
3.75%	05/01/50		15,000	16,468
NIKE, Inc.
3.38%	03/27/50		5,000	5,782
Reynolds American, Inc.
4.45%	06/12/25		5,000	5,637
5.85%	08/15/45		5,000	6,171

				132,521

June 2020 / 1

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Products — 0.16%
Procter & Gamble Co. (The)

3.00%	03/25/30		$7,000	$8,027

Electric — 7.37%
AEP Transmission Co. LLC, Series M
3.65%	04/01/50		10,000	11,616
Ameren Corp.
3.50%	01/15/31		15,000	16,876
Appalachian Power Co.
4.45%	06/01/45		10,000	12,076
Consolidated Edison Co. of New York, Inc.,
Series 2017
3.88%	06/15/47		10,000	11,576
Consolidated Edison Co. of New York, Inc.,
Series 20B
3.95%	04/01/50		5,000	6,056
Duke Energy Carolinas LLC
3.75%	06/01/45		35,000	41,252
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[3]	2,000	2,111
Evergy, Inc.
2.45%	09/15/24		5,000	5,287
Florida Power & Light Co.
4.13%	02/01/42		25,000	31,523
Interstate Power and Light Co.
2.30%	06/01/30		20,000	20,421
ITC Holdings Corp.
4.05%	07/01/23		10,000	10,712
Metropolitan Edison Co.
4.00%	04/15/25	[3]	9,000	10,090
4.30%	01/15/29	[3]	15,000	17,805
MidAmerican Energy Co.
4.25%	05/01/46		10,000	12,566
Narragansett Electric Co. (The)
3.40%	04/09/30	[3]	10,000	11,186
Northern States Power Co./MN
4.13%	05/15/44		10,000	12,598
PacifiCorp.
4.13%	01/15/49		30,000	37,428
Public Service Co. of New Mexico
3.85%	08/01/25		25,000	27,529
Southern Co. (The)
3.25%	07/01/26		6,000	6,704
Tucson Electric Power Co.
3.85%	03/15/23		10,000	10,613
Virginia Electric and Power Co., Series B
3.80%	09/15/47		20,000	23,506
Vistra Operations Co. LLC
3.55%	07/15/24	[3]	6,000	6,225

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Xcel Energy, Inc.
4.80%	09/15/41		$20,000	$24,486

				370,242

Energy — 7.23%
BP Capital Markets America, Inc.
3.63%	04/06/30		20,000	22,741
Chevron Corp.
2.24%	05/11/30		10,000	10,521
Enbridge Energy Partners LP
5.50%	09/15/40		10,000	12,205
Energy Transfer Operating LP
4.95%	06/15/28		15,000	16,119
5.00%	05/15/50		20,000	19,006
5.50%	06/01/27		5,000	5,581
EQM Midstream Partners LP
6.50%	07/15/48		8,000	7,372
EQT Corp.
3.90%	10/01/27		5,000	4,082
Equinor ASA (Norway)
3.25%	11/18/49	[2]	6,000	6,389
3.70%	04/06/50	[2]	5,000	5,713
Exxon Mobil Corp.
4.33%	03/19/50		20,000	25,057
Hess Corp.
4.30%	04/01/27		18,000	18,810
KeySpan Gas East Corp.
5.82%	04/01/41	[3]	15,000	20,277
Kinder Morgan Energy Partners LP (MTN)
6.95%	01/15/38		15,000	19,989
NGPL PipeCo LLC
4.88%	08/15/27	[3]	10,000	11,028
Occidental Petroleum Corp.
3.50%	08/15/29		5,000	3,668
Petroleos Mexicanos (Mexico)
7.69%	01/23/50	[2,3]	10,000	8,380
Plains All American Pipeline LP/PAA
Finance Corp.
4.65%	10/15/25		10,000	10,784
Rockies Express Pipeline LLC
6.88%	04/15/40	[3]	4,000	3,900
Ruby Pipeline LLC
7.00%	04/01/22	[3]	6,818	6,391
Sabine Pass Liquefaction LLC
4.20%	03/15/28		3,000	3,236
5.75%	05/15/24		10,000	11,315
Shell International Finance BV (Netherlands)
2.38%	11/07/29	[2]	15,000	15,770
3.13%	11/07/49	[2]	5,000	5,221

2 / June 2020

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Southern Co. Gas Capital Corp.
2.45%	10/01/23		$13,000	$13,658
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		6,000	5,908
TC PipeLines LP
3.90%	05/25/27		15,000	15,877
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	10,000	10,231
TransCanada PipeLines Ltd. (Canada)
5.00%	10/16/43	[2]	15,000	17,999
Western Midstream Operating LP
4.05%	02/01/30		10,000	9,664
Williams Cos., Inc. (The)
3.70%	01/15/23		7,000	7,406
3.90%	01/15/25		8,000	8,769

				363,067

Finance — 6.72%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.88%	01/23/28	[2]	14,000	12,636
Air Lease Corp.
3.63%	12/01/27		14,000	13,660
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88%	02/15/25	[2,3]	5,000	4,219
Citigroup, Inc.
2.57%	06/03/31	[1]	25,000	25,890
3.67%	07/24/28	[1]	20,000	22,310
Ford Motor Credit Co. LLC
5.75%	02/01/21		5,000	5,048
GE Capital International Funding Co. (Ireland)
4.42%	11/15/35	[2]	63,000	63,412
General Motors Financial Co., Inc.
3.20%	07/06/21		5,000	5,056
4.20%	11/06/21		5,000	5,140
4.38%	09/25/21		5,000	5,136
Goldman Sachs Group, Inc. (The)
2.60%	02/07/30		60,000	63,138
3.50%	11/16/26		5,000	5,503
Intercontinental Exchange, Inc.
3.00%	06/15/50		5,000	5,239
Morgan Stanley (GMTN)
3.70%	10/23/24		5,000	5,547
3.77%	01/24/29	[1]	20,000	22,858
Morgan Stanley (MTN)
3.62%	04/01/31	[1]	5,000	5,724
Morgan Stanley, Series F
3.88%	04/29/24		10,000	11,064

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[1,2,3]	$10,000	$10,396
3.77%	03/08/24	[1,2,3]	5,000	5,273
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50%	02/15/24	[2,3]	5,000	4,578
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	9,213	12,466
Raymond James Financial, Inc.
3.63%	09/15/26		10,000	11,120
4.65%	04/01/30		10,000	11,942

				337,355

Food — 0.97%
Conagra Brands, Inc.
4.60%	11/01/25		6,000	6,924
General Mills, Inc.
4.20%	04/17/28		5,000	5,883
Kraft Heinz Foods Co.
4.38%	06/01/46		10,000	9,826
5.00%	07/15/35		13,000	14,330
Kroger Co. (The)
4.50%	01/15/29		5,000	6,113
Smithfield Foods, Inc.
5.20%	04/01/29	[3]	5,000	5,414

				48,490

Health Care — 11.93%
AbbVie, Inc.
3.80%	03/15/25	[3]	5,000	5,563
4.40%	11/06/42		30,000	36,316
4.55%	03/15/35	[3]	10,000	12,160
Alcon Finance Corp.
3.00%	09/23/29	[3]	15,000	15,873
Amgen, Inc.
4.40%	05/01/45		20,000	24,848
Anthem, Inc.
3.70%	09/15/49		10,000	11,333
4.38%	12/01/47		10,000	12,464
Ascension Health, Series B
2.53%	11/15/29		10,000	10,734
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	[2]	10,000	11,248
Banner Health, Series 2020
3.18%	01/01/50		5,000	5,402
Barnabas Health, Inc., Series 2012
4.00%	07/01/28		5,000	5,583
Baxter International, Inc.
3.95%	04/01/30	[3]	10,000	11,860

June 2020 / 3

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Bayer U.S. Finance II LLC
3.88%	12/15/23	[3]	$5,000	$5,489
4.25%	12/15/25	[3]	5,000	5,749
4.38%	12/15/28	[3]	5,000	5,847
4.88%	06/25/48	[3]	20,000	25,614
Becton Dickinson and Co.
3.79%	05/20/50		10,000	11,137
4.67%	06/06/47		5,000	6,196
Boston Scientific Corp.
2.65%	06/01/30		10,000	10,426
Bristol-Myers Squibb Co.
3.90%	02/20/28	[3]	13,000	15,322
Centene Corp.
5.38%	08/15/26	[3]	4,000	4,177
Cigna Corp.
2.40%	03/15/30		16,000	16,623
3.88%	10/15/47	[3]	15,000	17,239
4.38%	10/15/28		5,000	5,922
City of Hope, Series 2018
4.38%	08/15/48		10,000	12,266
CVS Health Corp.
3.25%	08/15/29		15,000	16,605
5.05%	03/25/48		25,000	32,757
DENTSPLY SIRONA, Inc.
3.25%	06/01/30		10,000	10,535
Elanco Animal Health, Inc.
5.65%	08/28/28		5,000	5,566
Fresenius U.S. Finance II, Inc.
4.25%	02/01/21	[3]	5,000	5,088
HCA, Inc.
5.00%	03/15/24		9,000	10,005
5.25%	06/15/49		17,000	20,416
Kaiser Foundation Hospitals
3.15%	05/01/27		10,000	11,124
MedStar Health, Inc., Series 20A
3.63%	08/15/49		10,000	10,756
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52		5,000	6,544
NYU Langone Hospitals, Series 2020
3.38%	07/01/55		15,000	15,026
OhioHealth Corp., Series 2020
3.04%	11/15/50		15,000	16,050
Partners Healthcare System, Inc.,
Series 2020
3.34%	07/01/60		10,000	10,747
Pfizer, Inc.
4.10%	09/15/38		10,000	12,503
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		10,000	10,709

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Quest Diagnostics, Inc.
4.20%	06/30/29		$10,000	$11,667
Thermo Fisher Scientific, Inc.
4.50%	03/25/30		11,000	13,576
UnitedHealth Group, Inc.
3.13%	05/15/60		10,000	10,730
3.70%	08/15/49		15,000	17,860
4.25%	04/15/47		15,000	19,328
Upjohn, Inc.
1.13%	06/22/22	[3]	15,000	15,094
Zimmer Biomet Holdings, Inc.
3.55%	03/20/30		10,000	10,822

				598,899

Industrials — 2.79%
Amcor Finance USA, Inc.
3.63%	04/28/26		10,000	10,893
BAE Systems PLC (United Kingdom)
3.40%	04/15/30	[2,3]	10,000	10,914
Bemis Co., Inc.
2.63%	06/19/30		5,000	5,134
Boeing Co. (The)
5.93%	05/01/60		5,000	5,955
CCL Industries, Inc. (Canada)
3.05%	06/01/30	[2,3]	25,000	25,571
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.38%)
0.92%	05/05/26	[4]	10,000	8,772
L3Harris Technologies, Inc.
3.85%	06/15/23		10,000	10,910
Raytheon Technologies Corp.
4.13%	11/16/28		12,000	14,145
Sonoco Products Co.
3.13%	05/01/30		10,000	10,460
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.63%	04/28/26	[2,3]	5,000	5,240
Trane Technologies Luxembourg Finance SA (Luxembourg)
3.55%	11/01/24	[2]	5,000	5,512
Waste Management, Inc.
3.20%	06/15/26		5,000	5,127
3.45%	06/15/29		10,000	10,308
WRKCo, Inc.
3.00%	06/15/33		5,000	5,217
4.90%	03/15/29		5,000	5,988

				140,146

Information Technology — 1.96%
Apple, Inc.
2.65%	05/11/50		10,000	10,529

4 / June 2020

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Broadcom, Inc.
3.63%	10/15/24	[3]	$5,000	$5,434
Fiserv, Inc.
2.65%	06/01/30		15,000	15,928
Intel Corp.
3.25%	11/15/49		5,000	5,653
NVIDIA Corp.
3.50%	04/01/50		10,000	11,491
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[2,3]	10,000	10,301
Oracle Corp.
3.60%	04/01/50		35,000	39,133

				98,469

Insurance — 3.39%
Aon Corp.
2.80%	05/15/30		10,000	10,714
3.75%	05/02/29		5,000	5,733
Berkshire Hathaway Finance Corp.
4.20%	08/15/48		20,000	25,610
Farmers Insurance Exchange
4.75%	11/01/57	[1,3]	20,000	20,331
Marsh & McLennan Cos., Inc.
2.25%	11/15/30		10,000	10,401
Massachusetts Mutual Life Insurance Co.
3.38%	04/15/50	[3]	15,000	15,465
Metropolitan Life Global Funding I
2.95%	04/09/30	[3]	10,000	10,973
Nationwide Mutual Insurance Co.
2.60%	12/15/24	[1,3]	10,000	9,963
New York Life Insurance Co.
3.75%	05/15/50	[3]	10,000	11,325
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54	[1,3]	20,000	21,250
Travelers Cos., Inc. (The)
4.05%	03/07/48		10,000	12,424
Willis North America, Inc.
2.95%	09/15/29		15,000	15,910

				170,099

Materials — 0.76%
Georgia-Pacific LLC
2.30%	04/30/30	[3]	15,000	15,661
International Flavors & Fragrances, Inc.
4.45%	09/26/28		5,000	5,698
5.00%	09/26/48		10,000	11,686

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials (continued)
Sherwin-Williams Co. (The)
2.30%	05/15/30		$5,000	$5,105

				38,150

Real Estate Investment Trust (REIT) — 3.74%
Alexandria Real Estate Equities, Inc.
4.50%	07/30/29		11,000	13,198
American Campus Communities
Operating Partnership LP
2.85%	02/01/30		10,000	9,668
3.63%	11/15/27		5,000	5,151
AvalonBay Communities, Inc. (MTN)
2.45%	01/15/31		10,000	10,660
Boston Properties LP
3.25%	01/30/31		10,000	10,807
3.40%	06/21/29		5,000	5,523
Crown Castle International Corp.
3.30%	07/01/30		20,000	22,043
CubeSmart LP
4.38%	02/15/29		5,000	5,805
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24		5,000	5,259
3.45%	11/15/29		15,000	15,621
Essex Portfolio LP
2.65%	03/15/32		5,000	5,306
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		5,000	4,981
4.00%	01/15/31		15,000	14,912
Healthcare Realty Trust, Inc.
3.75%	04/15/23		5,000	5,209
Healthcare Trust of America Holdings LP
3.70%	04/15/23		10,000	10,469
Healthpeak Properties, Inc.
3.88%	08/15/24		10,000	10,962
Hudson Pacific Properties LP
3.95%	11/01/27		5,000	5,190
Kilroy Realty LP
3.45%	12/15/24		10,000	10,305
UDR, Inc. (MTN)
4.40%	01/26/29		5,000	5,839
Ventas Realty LP
4.13%	01/15/26		10,000	10,739

				187,647

Retail — 1.29%
Alimentation Couche-Tard, Inc. (Canada)
3.80%	01/25/50	[2,3]	15,000	15,606
Family Dollar Stores, Inc.
5.00%	02/01/21		5,000	5,096

June 2020 / 5

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail (continued)
Home Depot, Inc. (The)
3.90%	12/06/28		$5,000	$5,981
Lowe’s Cos., Inc.
3.65%	04/05/29		5,000	5,717
Starbucks Corp.
3.35%	03/12/50		5,000	5,122
3.80%	08/15/25		5,000	5,639
Target Corp.
2.65%	09/15/30		5,000	5,506
Walgreens Boots Alliance, Inc.
4.80%	11/18/44		15,000	16,322

				64,989

Services — 2.21%
Duke University, Series 2020
2.83%	10/01/55		5,000	5,276
Emory University, Series 2020
2.97%	09/01/50		10,000	10,768
IHS Markit Ltd. (Bermuda)
4.75%	08/01/28	[2]	5,000	5,882
5.00%	11/01/22	[2,3]	5,000	5,369
Massachusetts Institute of Technology
3.96%	07/01/38		10,000	12,698
Northwestern University
3.69%	12/01/38		10,000	11,530
President and Fellows of Harvard College
2.52%	10/15/50		10,000	10,548
RELX Capital, Inc.
4.00%	03/18/29		15,000	17,446
University of Chicago (The), Series 20B
2.76%	04/01/45		5,000	5,149
University of Southern California
2.81%	10/01/50		10,000	10,764
Waste Connections, Inc. (Canada)
2.60%	02/01/30	[2]	5,000	5,287
3.05%	04/01/50	[2]	5,000	5,083
William Marsh Rice University
2.60%	05/15/50		5,000	5,046

				110,846

Transportation — 1.82%
Burlington Northern Santa Fe LLC
4.40%	03/15/42		8,000	10,017
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00%	06/10/28		25,000	23,965
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75%	05/15/32		14,817	13,284

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13%	10/22/23		$25,397	$21,200
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		16,540	15,167
United Airlines Pass-Through Trust,
Series 2016-2, Class AA
2.88%	10/07/28		8,678	7,906

				91,539

Water — 0.47%
American Water Capital Corp.
3.45%	05/01/50		21,000	23,763

Total Corporates
(Cost $3,278,015)				3,572,214

MORTGAGE-BACKED — 6.36%**
Non-Agency Commercial
Mortgage-Backed — 2.71%
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.37%	03/10/46	[1]	341,798	9,224
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
1.03%	09/10/47	[1,5,6]	634,019	17,760
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
1.04%	12/10/47	[1]	486,359	14,803
DBUBS Mortgage Trust,
Series 2011-LC1A, Class XA (IO)
0.87%	11/10/46	[1,3]	3,325,308	3,704
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
1.23%	08/10/43	[1,3]	4,107,600	49,711
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.81%	03/10/44	[1,3]	1,803,236	3,251
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3,
Class XA (IO)
1.14%	02/15/46	[1,3]	1,003,267	3,271
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C5,
Class XA (IO)
1.58%	08/15/45	[1,3]	240,941	5,353
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C6,
Class XA (IO)
1.76%	11/15/45	[1,3,5,6]	154,880	4,194
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.31%	08/10/49	[1,3,5,6]	2,200,000	10,866

6 / June 2020

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XA (IO)
1.48%	06/15/45	[1,3]	$788,210	$13,901

				136,038

U.S. Agency Commercial
Mortgage-Backed — 1.66%
Fannie Mae-Aces, Series 2014-M6,
Class X2 (IO)
0.37%	05/25/21	[1]	11,106,536	13,920
Fannie Mae-Aces, Series 2015-M4,
Class X2 (IO)
0.48%	07/25/22	[1]	511,312	2,484
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K723,
Class X1 (IO)
1.07%	08/25/23	[1]	929,575	22,174
Ginnie Mae, Series 2009-111, Class IO (IO)
0.22%	09/16/51	[1]	588,462	29,989
Ginnie Mae, Series 2011-53, Class IO (IO)
0.00%	05/16/51	[1]	2,425,695	6,862
Ginnie Mae, Series 2012-144, Class IO (IO)
0.42%	01/16/53	[1]	364,277	8,128

				83,557

U.S. Agency Mortgage-Backed — 1.99%
Fannie Mae REMICS, Series 2011-116,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
5.82%	11/25/41	[4]	94,432	16,022
Fannie Mae REMICS, Series 2012-128,
Class UA
2.50%	06/25/42		33,330	34,101
Freddie Mac REMICS, Series 4638,
Class UF
(LIBOR USD 1-Month plus 1.00%)
1.17%	09/15/44	[4]	49,387	49,533

				99,656

Total Mortgage-Backed
(Cost $374,776)				319,251

MUNICIPAL BONDS — 1.48%*
California — 1.13%
Los Angeles Department of Water & Power
Power System Revenue, Build America
Taxable Bonds, Water Utility Improvements,
Series SY
6.01%	07/01/39		5,000	6,879
Los Angeles Unified School District, Build
America Bonds, School Improvements,
Series RY
6.76%	07/01/34		5,000	7,411

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
Los Angeles Unified School District, Build
America Taxable Bonds, School
Improvements, Series KR
5.75%	07/01/34	$5,000	$6,927
5.76%	07/01/29	5,000	6,373
Regents of the University of California
Medical Center Pooled Revenue, Taxable
Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01%	05/15/50	5,000	5,040
3.26%	05/15/60	5,000	5,219
Santa Clara Valley Transportation Authority,
Build America Bonds, Transit Improvements
5.88%	04/01/32	10,000	12,667
University of California, Taxable, College &
University, Revenue Bonds, University &
College Improvements, Series AJ
4.60%	05/15/31	5,000	6,077

			56,593

Missouri — 0.12%
Health & Educational Facilities Authority of
the State of Missouri, Taxable Revenue
Bonds, Washington University, University
and College Improvements
3.65%	08/15/57	5,000	6,208

New York — 0.23%
Metropolitan Transportation Authority, Green
Taxable Bonds, Transit Improvements,
Series C2
5.18%	11/15/49	5,000	5,851
New York City Transitional Finance Authority
Future Tax Secured Revenue, Taxable
Bonds, Public Improvements
3.73%	08/01/29	5,000	5,787

			11,638

Total Municipal Bonds
(Cost $68,929)			74,439

U.S. TREASURY SECURITIES — 3.26%
U.S. Treasury Notes — 3.26%
U.S. Treasury Notes
0.25%	05/31/25	77,000	76,916
0.25%	06/30/25	31,000	30,943
U.S. Treasury Notes (WI)
0.63%	05/15/30	56,000	55,853

Total U.S. Treasury Securities
(Cost $163,228)			163,712

Total Bonds – 82.24%
(Cost $3,884,948)			4,129,616

June 2020 / 7

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 16.10%
Commercial Paper — 0.20%
Ford Motor Credit Co. LLC
2.88%[7]	01/08/21	$5,000	$4,871
3.20%[7]	10/08/20	5,000	4,959

			9,830

Money Market Funds — 1.61%
Dreyfus Government Cash Management
Fund
8.42%[8]		56,000	56,000
Fidelity Investments Money Market Funds -
Government Portfolio
5.23%[8]		24,836	24,836

			80,836

U.S. Treasury Bills — 14.29%
U.S. Cash Management Bills
0.16%[7]	11/03/20	100,000	99,943
U.S. Cash Management Bills (WI)
0.14%[7]	10/27/20	100,000	99,957
U.S. Treasury Bills
0.16%[7]	11/27/20	250,000	249,834
0.17%[7]	12/03/20	150,000	149,906
0.18%[7]	12/10/20	100,000	99,931
0.27%[7,9]	09/10/20	18,000	17,996

			717,567

Total Short-Term Investments
(Cost $808,257)			808,233

Total Investments – 98.34%
(Cost $4,693,205)			4,937,849

Cash and Other Assets, Less
Liabilities – 1.66%			83,140

Net Assets – 100.00%			$5,020,989

[1]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Floating rate security. The rate disclosed was in effect at June 30, 2020.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $32,820, which is 0.65% of total net assets.

[7]	Represents annualized yield at date of purchase.

[8]	Represents the current yield as of June 30, 2020.
[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $17,996.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	2	09/21/20	$(314,969)	$(1,286)	$(1,286)
U.S. Treasury Five Year Note	1	09/30/20	(125,742)	(275)	(275)

TOTAL FUTURES CONTRACTS			$(440,711)	$(1,561)	$(1,561)

8 / June 2020

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the

June 2020 / 9

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2020 is as follows:

CORPORATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$—	$9,830	$—	$9,830
Money Market Funds	80,836	—	—	80,836
U.S. Treasury Bills	717,567	—	—	717,567
Long-Term Investments:
Corporates	—	3,572,214	—	3,572,214
Mortgage-Backed	—	286,431	32,820	319,251
Municipal Bonds	—	74,439	—	74,439
U.S. Treasury Securities	163,712	—	—	163,712

Other Financial Instruments *

Liabilities:
Interest rate contracts	(1,561)	—	—	(1,561)

Total	$960,554	$3,942,914	$32,820	$4,936,288

*Other financial instruments include futures. Interest rate contracts include futures.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

10 / June 2020

Corporate Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

CORPORATE BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2020	$35,813
Accrued discounts/premiums	(650)
Realized gain/(loss)	—
Change in unrealized (depreciation)*	(2,343)
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of
June 30, 2020	$32,820

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2020 was $(2,343) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2020.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2020, are as follows:

CORPORATE BOND FUND	FAIR VALUE AT 6/30/20	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities- Commercial Mortgage-Backed	$32,820	Third-party Vendor	Vendor Prices	$0.49 - $2.80	$2.03

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

June 2020 / 11